Loans to Customers at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Normal [Member]
Commercial loans
Commercial loans	$ 16,878,530	$ 15,800,666
Mortgage loans
Mortgage loans	9,067,836	9,031,624
Consumer loans
Consumer loans	3,622,389	4,241,342
Normal [Member] | POCI [Member]
Commercial loans
Commercial loans	42
Consumer loans
Consumer loans	28
Normal [Member] | Stage 1 - Individual [Member] | Stage 1 [Member]
Commercial loans
Commercial loans	8,918,334	9,880,799
Normal [Member] | Stage 1 - Group [Member] | Stage 1 [Member]
Commercial loans
Commercial loans	4,291,198	3,369,494
Mortgage loans
Mortgage loans	8,664,761	8,209,100
Consumer loans
Consumer loans	3,295,502	3,860,973
Normal [Member] | Stage 2 - Individual [Member] | Stage 2 [Member]
Commercial loans
Commercial loans	3,467,569	1,987,763
Normal [Member] | Stage 2 - Group [Member] | Stage 2 [Member]
Commercial loans
Commercial loans	199,810	561,831
Mortgage loans
Mortgage loans	401,997	822,524
Consumer loans
Consumer loans	324,440	372,814
Normal [Member] | Stage 3 - Group [Member] | Stage 3 [Member]
Commercial loans
Commercial loans	613	779
Mortgage loans
Mortgage loans	1,078
Consumer loans
Consumer loans	2,419	7,555
Normal [Member] | Stage 3 - Individual [Member] | Stage 3 [Member]
Commercial loans
Commercial loans	964
Substandard [Member]
Commercial loans
Commercial loans	195,869	71,718
Substandard [Member] | POCI [Member]
Commercial loans
Commercial loans	1,627
Substandard [Member] | Stage 2 - Individual [Member] | Stage 2 [Member]
Commercial loans
Commercial loans	194,242	71,718
Non-complying [Member]
Commercial loans
Commercial loans	527,198	421,828
Mortgage loans
Mortgage loans	319,536	175,103
Consumer loans
Consumer loans	326,332	290,991
Total	30,937,690	30,033,272
Non-complying [Member] | POCI [Member]
Commercial loans
Commercial loans	2,202	1,636
Mortgage loans
Mortgage loans	414
Consumer loans
Consumer loans	1,649	88
Total	5,962	1,724
Non-complying [Member] | Stage 1 - Individual [Member] | Stage 1 [Member]
Consumer loans
Total	8,918,334	9,880,799
Non-complying [Member] | Stage 1 - Group [Member] | Stage 1 [Member]
Consumer loans
Total	16,251,461	15,439,567
Non-complying [Member] | Stage 2 - Individual [Member] | Stage 2 [Member]
Consumer loans
Total	3,661,811	2,059,481
Non-complying [Member] | Stage 2 - Group [Member] | Stage 2 [Member]
Consumer loans
Total	926,247	1,757,169
Non-complying [Member] | Stage 3 - Group [Member] | Stage 3 [Member]
Commercial loans
Commercial loans	321,511	267,220
Mortgage loans
Mortgage loans	319,122	175,103
Consumer loans
Consumer loans	324,683	290,903
Total	969,426	741,560
Non-complying [Member] | Stage 3 - Individual [Member] | Stage 3 [Member]
Commercial loans
Commercial loans	203,485	152,972
Consumer loans
Total	204,449	152,972
Subtotal [Member]
Commercial loans
Commercial loans	17,601,597	16,294,212
Mortgage loans
Mortgage loans	9,387,372	9,206,727
Consumer loans
Consumer loans	3,948,721	4,532,333
Subtotal [Member] | POCI [Member]
Commercial loans
Commercial loans	3,871	1,636
Mortgage loans
Mortgage loans	414
Consumer loans
Consumer loans	1,677	88
Subtotal [Member] | Stage 1 - Individual [Member] | Stage 1 [Member]
Commercial loans
Commercial loans	8,918,334	9,880,799
Subtotal [Member] | Stage 1 - Group [Member] | Stage 1 [Member]
Commercial loans
Commercial loans	4,291,198	3,369,494
Mortgage loans
Mortgage loans	8,664,761	8,209,100
Consumer loans
Consumer loans	3,295,502	3,860,973
Subtotal [Member] | Stage 2 - Individual [Member] | Stage 2 [Member]
Commercial loans
Commercial loans	3,661,811	2,059,481
Subtotal [Member] | Stage 2 - Group [Member] | Stage 2 [Member]
Commercial loans
Commercial loans	199,810	561,831
Mortgage loans
Mortgage loans	401,997	822,524
Consumer loans
Consumer loans	324,440	372,814
Subtotal [Member] | Stage 3 - Group [Member] | Stage 3 [Member]
Commercial loans
Commercial loans	322,124	267,999
Mortgage loans
Mortgage loans	320,200	175,103
Consumer loans
Consumer loans	327,102	298,458
Subtotal [Member] | Stage 3 - Individual [Member] | Stage 3 [Member]
Commercial loans
Commercial loans	$ 204,449	$ 152,972